NOTES TO CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 38,363	£ 35,944	£ 30,071
Proceeds from issue of debt securities	8,397	4,208	4,778
Repayment of debt securities	(6,539)	(2,568)	(3,036)
Proceeds from issue of subordinated liabilities		1,050
Repayment of subordinated liabilities		(971)	(40)
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(985)
Principal elements of lease payments	(33)	(47)	(26)
Dividends paid	(1,440)	(1,653)	(1,164)
Liability-related other changes	294	1,062	3,176
Non-cash changes:
– Unrealised foreign exchange	(392)	(673)	1,641
– Other changes	16	2,011	779
Ending balance	38,566	38,363	35,944
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,910	31,531	25,520
Proceeds from issue of debt securities	8,397	4,208	4,778
Repayment of debt securities	(6,539)	(2,568)	(3,036)
Liability-related other changes	283	1,004	3,155
Non-cash changes:
– Unrealised foreign exchange	(395)	(651)	1,554
– Other changes	17	386	(440)
Ending balance	35,673	33,910	31,531
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,386	2,332	2,228
Proceeds from issue of subordinated liabilities		1,050
Repayment of subordinated liabilities		(971)	(40)
Liability-related other changes	1	25	2
Non-cash changes:
– Unrealised foreign exchange	3	(22)	87
– Other changes	(5)	(28)	55
Ending balance	2,385	2,386	2,332
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,956	1,956	2,191
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(985)
Non-cash changes:
– Other changes	4
Ending balance	1,860	1,956	1,956
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111	125	132
Principal elements of lease payments	(33)	(47)	(26)
Liability-related other changes	10	33	19
Non-cash changes:
Ending balance	88	111	125
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,440)	(1,653)	(1,164)
Non-cash changes:
– Other changes		1,653	1,164
Ending balance	£ (1,440)	£ 0	£ 0